Label	Element	Value
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | ForeignExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | CorrelationToIndexMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IndustryExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InterestRateChangesMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | LeverageRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PrepaymentMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | ForeignExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | CorrelationToIndexMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | IndustryExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | InterestRateChangesMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | IssuerSpecificChangesMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | SecuritiesLendingRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | GeographicExposureToEuropeMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | AssetAllocationRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | InvestingInOtherFundsMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | LeverageRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomIndexFunds-InvestorComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InvestorComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InvestorComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InvestorComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InvestorComboPRO | InflationProtectedDebtExposureMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PrepaymentMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | PassiveManagementRiskMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2005 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomIndexFunds-InvestorComboPRO | StockMarketVolatilityMember | Fidelity Freedom Index Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | ForeignExposureMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | CorrelationToIndexMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | IndustryExposureMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityLinkedInvestingMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | InterestRateChangesMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFlexFreedomBlendFunds-ComboPRO | GeographicExposureToChinaMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFlexFreedomBlendFunds-ComboPRO | GeographicExposureToChinaMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFlexFreedomBlendFunds-ComboPRO | GeographicExposureToChinaMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFlexFreedomBlendFunds-ComboPRO | GeographicExposureToChinaMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFlexFreedomBlendFunds-ComboPRO | GeographicExposureToChinaMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | AssetAllocationRiskMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | InvestingInOtherFundsMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | LeverageRiskMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFlexFreedomBlendFunds-ComboPRO | InflationProtectedDebtExposureMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFlexFreedomBlendFunds-ComboPRO | InflationProtectedDebtExposureMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFlexFreedomBlendFunds-ComboPRO | InflationProtectedDebtExposureMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFlexFreedomBlendFunds-ComboPRO | InflationProtectedDebtExposureMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFlexFreedomBlendFunds-ComboPRO | InflationProtectedDebtExposureMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PrepaymentMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | ValueInvestingMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | GrowthInvestingMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | MidCapInvestingMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2060 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2020 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2055 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2015 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2050 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2065 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2010 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend Income Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2045 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2005 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2040 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2030 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2035 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFlexFreedomBlendFunds-ComboPRO | CommodityFuturesMember | Fidelity Flex Freedom Blend 2025 Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.